Cover	Oct. 29, 2026
Cover [Abstract]
Amendment Flag	false
Central Index Key	0000075288
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Registrant Name	Oxford Industries, Inc.
Entity Incorporation, State or Country Code	GA
Entity File Number	001-04365
Entity Tax Identification Number	58-0831862
Entity Address, Address Line One	999 Peachtree Street, N.E.
Entity Address, Address Line Two	Suite 1225
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	(404)
Local Phone Number	659-2424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	OXM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false